INVESCO TAX-EXEMPT SECURITIES FUND
Fund Summary
Investment Objective
The Fund’s investment objective is to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
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Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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You would pay the following expenses if you did not redeem your shares:
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Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Tax-Exempt Securities Trust (the predecessor fund) and the Fund for the most recent fiscal year was 7% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), generally invests the Fund’s assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments and/or their respective agencies. The Fund buys and sells municipal securities with a view towards seeking a high level of current income exempt from federal income taxes. In selecting securities for purchase and sale, the Adviser uses its research capabilities to identify and monitor investment opportunities. In conducting its research and analysis, the Adviser considers a number of factors, including general market and economic conditions and credit and interest rate risk. Portfolio securities are typically sold when the assessments of the Adviser of any of these factors materially change.

The municipal obligations will have the following ratings at the time of purchase:

• municipal bonds—within the four highest grades by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (S&P), or Fitch Ratings (Fitch);

• municipal notes—within the two highest grades or, if not rated, have outstanding bonds within the three highest grades by Moody’s, S&P or Fitch; and

• municipal commercial paper—within the highest grade by Moody’s, S&P or Fitch.

The Fund may also invest in unrated securities which are judged by the Adviser to have comparable quality to the securities described above. Additionally, the Fund may invest up to 5% of its net assets in municipal obligations rated below investment grade (commonly known as junk bonds) or, if unrated, of comparable quality as determined by the Adviser.

The Fund may also invest in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Fund may invest up to 20% of its assets in taxable money market instruments or securities that pay interest income subject to the alternative minimum tax, and some taxpayers may have to pay tax on a Fund distribution of this income. The Fund therefore may not be a suitable investment for these investors.

In addition, the Fund may invest in lease obligations and private activity bonds.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance such projects as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project.

Interest Rate Risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high- quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Lease Obligations. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain ‘non-appropriation clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing non-appropriation clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Private Activity Bonds. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Fund’s value. The Fund’s private activity bond holdings also may pay interest subject to the alternative minimum tax.

Inverse Floating Rate Municipal Obligations. The inverse floating rate municipal obligations in which the Fund may invest include derivative instruments such as residual interest bonds (RIBs) or tender option bonds (TOBs). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Fund is paid the residual cash flow from the bond held by the special purpose trust.

Bond Insurance Risk. Many of the municipal obligations the Fund invests in will be covered by insurance at the time of issuance or at a later date. Such insurance guarantees that interest payments on a bond will be made on time and that principal will be repaid when the bond matures. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded. Insurance does not protect the Fund against losses caused by declines in a bond’s value due to a change in market conditions.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style-specific benchmark and a peer group benchmark compromised of funds with similar investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A, Class B, Class C, and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C, and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C, and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares have been restated to reflect the Fund’s applicable sales charge. Performance for Class B shares assumes conversion to Class A shares eight years after the start of the performance period. Year-to-date returns include returns of the Fund for periods ending on and after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
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Class A Shares year-to-date (ended March 31, 2011): 0.03% Best Quarter (ended September 30, 2009): 10.68% Worst Quarter (ended December 31, 2010): (5.83)%
Average Annual Total Returns (for the periods ended December 31, 2010)
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.